GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization expense for finite lived intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND OTHER INTANGIBLE ASSETS
2021	$ 7,683	$ 8,366
2022	6,754	7,608
2023	3,856	6,601
2024	1,856	3,603
2025		1,650
Thereafter		6,507
Finite lived intangible assets	$ 27,781	$ 34,335	$ 40,540